THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations — 53.9%

COMMUNICATION SERVICES — 2.8%
Netflix 4.88%, 04/15/28	750,000	705,787
4.88%, 06/15/30 (a)	750,000	686,434
ROBLOX 3.88%, 05/01/30 (a)	2,000,000	1,621,040
T-Mobile USA 2.25%, 11/15/31	500,000	405,808
Twitter 3.88%, 12/15/27 (a)	1,000,000	942,755
Warner Media 5.35%, 12/15/43	168,000	159,695

		4,521,519

CONSUMER DISCRETIONARY — 6.4%
Ford Motor Credit
ICE LIBOR USD 3 Month + 1.080%, 2.37%, 08/03/22 (b)	750,000	748,416
3.38%, 11/13/25	750,000	675,353
Las Vegas Sands 3.20%, 08/08/24	1,500,000	1,416,909
3.90%, 08/08/29	4,410,000	3,603,394
Marriott International 3.50%, 10/15/32	1,000,000	862,574
4.00%, 04/15/28	3,250,000	3,108,039

		10,414,685

ENERGY — 1.5%
BP Capital Markets
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.398%, 4.88% (b)(c)	1,725,000	1,501,864
Energy Transfer Operating 6.50%, 02/01/42	259,000	258,136
Plains All American Pipeline
ICE LIBOR USD 3 Month + 4.110%, 6.13% (b)(c)	1,000,000	710,000

		2,470,000

FINANCIALS — 16.1%
Arbor Realty Trust 4.50%, 03/15/27	1,750,000	1,557,408
Athene Holding 3.50%, 01/15/31	2,000,000	1,693,179
Bank of America
ICE LIBOR USD 3 Month + 3.898%, 6.10% (b)(c)	1,750,000	1,723,190
ICE LIBOR USD 3 Month + 4.553%, 6.30% (b)(c)	500,000	495,694
Bank of New York Mellon
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%, 4.70% (b)(c)	1,000,000	977,000

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)

FINANCIALS (continued)
Charles Schwab
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%, 5.38% (b)(c)	1,400,000	1,382,500
Citizens Financial Group
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%, 5.65% (b)(c)	925,000	907,714
Everest Reinsurance Holdings
ICE LIBOR USD 3 Month + 2.385%, 3.80%, 05/15/37 (b)	1,500,000	1,245,036
First Horizon Bank 5.75%, 05/01/30	1,000,000	1,026,456
Genworth Holdings 4.80%, 02/15/24	103,000	100,903
Independent Bank Group
ICE LIBOR USD 3 Month + 2.830%, 5.00%, 12/31/27 (b)	500,000	499,184
JPMorgan Chase & Co
ICE LIBOR USD 3 Month + 3.470%, 4.71% (b)(c)	245,000	232,260
ICE LIBOR USD 3 Month + 3.780%, 6.75% (b)(c)	3,000,000	3,020,025
Lincoln National
ICE LIBOR USD 3 Month + 2.040%, 3.10%, 04/20/67 (b)	400,000	249,660
M&T Bank 4.00%, 07/15/24	250,000	248,616
Oaktree Specialty Lending 2.70%, 01/15/27	400,000	346,403
3.50%, 02/25/25	2,750,000	2,605,692
Prudential Financial, Inc.
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (b)	895,000	872,580
Rocket Mortgage 2.88%, 10/15/26 (a)	2,000,000	1,652,820
State Street
ICE LIBOR USD 3 Month + 1.000%, 2.83%, 06/15/47 (b)	750,000	592,493
Truist Financial
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%, 4.95% (b)(c)	1,650,000	1,606,172
US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%, 5.10% (b)(c)	2,000,000	1,810,000
UBS AG 5.13%, 05/15/24	500,000	498,750
United Wholesale Mortgage 5.50%, 04/15/29 (a)	500,000	382,825
Wells Fargo
ICE LIBOR USD 3 Month + 0.500%, 1.54%, 01/15/27 (b)	795,000	737,442
		26,464,002
HEALTHCARE — 0.0%
CVS Pass-Through Trust 6.04%, 12/10/28	43,571	44,718

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)

HEALTHCARE (continued)
Endo Finance 5.38%, 01/15/23 (a)	187,000	11,407

		56,125

INDUSTRIALS — 8.8%
BNSF Funding Trust I
ICE LIBOR USD 3 Month + 2.350%, 6.61%, 12/15/55 (b)	1,554,000	1,518,092
Boeing 3.25%, 03/01/28 to 02/01/35 (d)	2,125,000	1,808,316
3.45%, 11/01/28	2,150,000	1,910,320
3.60%, 05/01/34	750,000	598,534
3.63%, 02/01/31	1,000,000	863,160
General Electric Co
ICE LIBOR USD 3 Month + 3.330%, 5.16% (b)(c)	1,495,000	1,309,919
General Electric Co MTN
ICE LIBOR USD 3 Month + 0.300%, 1.34%, 05/13/24 (b)	750,000	733,396
Southwest Airlines 2.63%, 02/10/30	1,000,000	844,668
3.45%, 11/16/27	200,000	187,198
7.38%, 03/01/27	3,100,000	3,370,181
Uber Technologies 4.50%, 08/15/29 (a)	1,000,000	822,500
6.25%, 01/15/28 (a)	500,000	462,420

		14,428,704

INFORMATION TECHNOLOGY — 2.6%
Crowdstrike Holdings 3.00%, 02/15/29	2,000,000	1,730,000
Fidelity National Information Services 2.25%, 03/01/31	2,000,000	1,623,253
Fiserv 3.50%, 07/01/29	1,000,000	912,187

		4,265,440

MATERIALS — 2.2%
Ball 2.88%, 08/15/30	2,250,000	1,811,039
4.88%, 03/15/26	1,750,000	1,721,563

		3,532,602

REAL ESTATE — 5.0%
Brookfield Property 5.75%, 05/15/26 (a)	250,000	228,125
Federal Realty Investment Trust 3.50%, 06/01/30	2,500,000	2,268,437
Phillips Edison Grocery Center Operating Partnership I 2.63%, 11/15/31	1,000,000	773,671
Realty Income 3.10%, 12/15/29	2,500,000	2,275,333

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)

REAL ESTATE (continued)
Regency Centers 2.95%, 09/15/29	750,000	658,987
Retail Opportunity Investments Partnership 4.00%, 12/15/24	850,000	826,211
Rexford Industrial Realty 2.13%, 12/01/30	1,500,000	1,202,686

		8,233,450

UTILITIES — 8.5%
Duke Energy
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%, 4.88% (b)(c)	1,500,000	1,365,000
Edison International 4.13%, 03/15/28	2,550,000	2,377,227
US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.698%, 5.38% (b)(c)	2,125,000	1,726,562
Pacific Gas and Electric 2.50%, 02/01/31	4,250,000	3,250,960
3.50%, 08/01/50	3,000,000	2,003,862
4.95%, 07/01/50	1,500,000	1,196,867
PacifiCorp 6.25%, 10/15/37	42,000	47,318
Southern California Edison 3.90%, 12/01/41	15,000	12,142
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 3.52%, 05/15/67 (b)	2,560,000	1,976,140

		13,956,078

Total Corporate Obligations
(Cost $101,924,309)		88,342,605

Mortgage-Backed Securities — 17.4%

AGENCY MORTGAGE-BACKED SECURITIES — 16.5%
FHLMC 4.00%, 05/01/44	419,269	421,081
5.00%, 06/01/41	75,418	79,234
FHLMC Multifamily Structured Pass-Through Certificates,
Series K735, Class AM 2.46%, 05/25/26	2,000,000	1,916,198
FNMA, Series 2010-16, Class PA 4.50%, 02/25/40	28,130	28,503
FNMA, Series 2019-M12, Class A2 2.89%, 06/25/29 (b)	1,500,000	1,443,729
FNMA, Series 2016-104, Class QA 3.00%, 11/25/43	204,417	201,703

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FNMA 3.00%, 02/01/43 to 06/01/43 (d)	1,726,533	1,649,590
3.50%, 11/01/42 to 02/01/43 (d)	742,907	732,593
4.00%, 01/01/41 to 03/01/44 (d)	549,076	553,325
4.50%, 10/01/39 to 04/01/41 (d)	711,172	732,820
5.00%, 06/01/41	93,783	98,435
FRESB Mortgage Trust, Series 2018-SB52, Class A10F 3.48%, 06/25/28 (b)	2,152,548	2,131,513
FRESB Mortgage Trust, Series 2019-SB63, Class A10H 2.89%, 03/25/39 (b)	583,440	563,353
FRESB Mortgage Trust, Series 2017-SB42, Class A10F 2.96%, 10/25/27 (b)	1,007,096	970,581
FRESB Mortgage Trust, Series 2019-SB60, Class A10F 3.31%, 01/25/29 (b)	1,028,511	1,018,890
FRESB Mortgage Trust, Series 2018-SB53, Class A10F 3.66%, 06/25/28 (b)	1,604,351	1,613,231
FRESB Mortgage Trust, Series 2019-SB62, Class A10F 3.07%, 03/25/29 (b)	1,651,302	1,589,636
GNMA, Series 2019-55, Class AH 3.15%, 03/16/61 (b)	781,309	723,871
GNMA, Series 2017-69, Class AS 2.75%, 02/16/58	831,798	792,245
GNMA, Series 2017-70, Class AE 2.60%, 10/16/58	815,848	753,059
GNMA, Series 2012-100, Class BA 2.60%, 08/16/52 (b)	2,500,000	2,248,697
GNMA, Series 2012-83, Class AK 3.21%, 12/16/53 (b)	604,182	568,602
GNMA, Series 2018-68, Class B 3.00%, 02/16/59 (b)	1,000,000	908,159
GNMA, Series 2019-2, Class AE 3.25%, 03/16/59	848,567	818,694
GNMA, Series 2018-156, Class AD 3.25%, 08/16/59 (b)	351,658	338,056
GNMA, Series 2017-46, Class A 2.50%, 11/16/57	405,039	369,888
GNMA, Series 2017-106, Class AC 2.60%, 04/16/51	301,713	286,502
GNMA, Series 2020-3, Class AH 2.50%, 02/16/62	1,014,968	928,213
GNMA, Series 2020-8, Class AH 2.55%, 01/16/62	1,322,714	1,210,936
GNMA 3.50%, 05/20/43	487,408	483,939
4.00%, 01/20/41 to 04/20/43 (d)	465,307	471,636

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2018-129, Class AG 3.10%, 05/16/59	130,610	129,705
GNMA, Series 2017-24, Class A 2.25%, 09/16/44	148,218	145,255
GNMA, Series 2018-3, Class AG 2.50%, 10/16/58	249,366	231,532

		27,153,404

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.9%
Commercial Mortgage Trust, Series 2013-LC13, Class AM 4.56%, 08/10/46 (a)(b)	100,000	100,027
Commercial Mortgage Trust, Series 2014-CR14, Class AM 4.53%, 02/10/47 (b)	120,000	119,801
GS Mortgage Securities Trust, Series 2014-GC20, Class AS 4.26%, 04/10/47	105,000	103,790
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 5.05%, 01/15/47 (b)	153,000	148,151
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C 4.95%, 02/15/47 (b)	100,000	92,617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS 4.21%, 07/15/46 (b)	210,000	208,323
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C 4.21%, 07/15/46 (b)	191,000	169,713
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS 4.26%, 12/15/46	115,000	114,291
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B 4.72%, 03/15/47 (b)	140,000	136,978
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 03/15/47 (b)	263,000	260,294

		1,453,985

Total Mortgage-Backed Securities (Cost $29,979,601)		28,607,389

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Shares/Principal Amount ($)	Value ($)
Preferred Stock — 9.9%

COMMUNICATION SERVICES — 2.4%
Qwest Corp. 6.50%, 09/01/2056	55,790	1,284,844
Qwest Corp. 6.75%, 06/15/2057	45,187	1,086,295
Telephone and Data Systems 6.00% (c)	80,000	1,472,800

		3,843,939

ENERGY — 1.6%
Enbridge 6.38%, 04/15/2078(b)	26,722	661,904
Energy Transfer 7.63% (b)(c)	53,750	1,272,800
Energy Transfer 7.38% (b)(c)	32,862	724,607
Energy Transfer 7.60% (b)(c)	1,394	32,480

		2,691,791

FINANCIALS — 3.6%
Arbor Realty Trust, REIT 6.38% (c)	34,000	697,340
Athene Holding 6.38% (b)(c)	5,929	150,597
B Riley Financial 5.00%, 12/31/2026	80,000	1,808,000
B. Riley Financial 6.00%, 01/31/2028	40,000	912,800
B. Riley Financial 6.75%, 05/31/2024	8,892	222,478
Ellington Financial, REIT 6.25% (b)(c)	80,000	1,686,400
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38% (c)	21,000	399,651

		5,877,266

REAL ESTATE — 1.4%
Brookfield Property Partners 6.50% (c)	20,600	410,970
CTO Realty Growth, REIT 6.38% (c)	80,000	1,838,400

		2,249,370

UTILITIES — 0.9%
SCE Trust III 5.75% (b)(c)	61,167	1,305,304
SCE Trust VI 5.00% (c)	12,348	231,525

		1,536,829

Total Preferred Stock (Cost $17,821,469)		16,199,195

U.S. Treasury Obligations — 7.6%
U.S. Treasury Bonds 1.13%, 5/15/2040 to 8/15/2040 (d)	5,500,000	3,812,812
1.25%, 5/15/2050	500,000	318,125
2.25%, 8/15/2046	1,000,000	806,328

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes 0.38%, 7/31/2027	800,000	699,344
0.63%, 10/15/2024 to 8/15/2030 (d)	3,500,000	3,168,115
1.25%, 11/30/2026	2,000,000	1,851,953
1.38%, 11/15/2031	2,000,000	1,734,688

Total U.S. Treasury Obligations (Cost $14,510,657)		12,391,365

Registered Investment Companies — 4.0%
Ares Dynamic Credit Allocation Fund	7,808	95,258
DoubleLine Income Solutions Fund	123,365	1,496,417
DoubleLine Opportunistic Credit Fund	21,295	331,776
PGIM High Yield Bond Fund	25,596	315,087
PIMCO Dynamic Income Fund	60,534	1,263,354
PIMCO Dynamic Income Opportunities Fund	135,914	1,882,409
RiverNorth DoubleLine Strategic Opportunity Fund	115,065	1,253,058

Total Registered Investment Companies (Cost $8,445,922)		6,637,359

Municipal Bonds — 3.4%

CALIFORNIA — 0.2%
San Francisco City & County Redevelopment Financing Authority TA 8.26%, 08/01/29	300,000	360,922

KENTUCKY — 0.5%
Clark County School District Finance Corp RB Insured: ST INTERCEPT 5.20%, 06/01/26	750,000	750,797

MARYLAND — 0.3%
Maryland Economic Development RB 3.70%, 06/01/25	500,000	495,085

MICHIGAN — 0.9%
Belding Area Schools GO Insured: Q-SBLF 6.50%, 05/01/25	750,000	751,716
Comstock Park Public Schools GO Insured: Q-SBLF 6.30%, 05/01/26	635,000	636,373

		1,388,089

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
NEW YORK — 0.6%
New York & New Jersey Port Authority RB 4.46%, 10/01/62	320,000	311,141
New York State Dormitory Authority RB 5.00%, 01/01/24	720,000	727,854

		1,038,995

NORTH DAKOTA — 0.5%
Kindred Public School District No. 2 GO 6.00%, 08/01/27	750,000	829,051

WASHINGTON — 0.4%
Washington Higher Education Facilities Authority RB 4.27%, 10/01/22	750,000	750,411

Total Municipal Bonds (Cost $5,584,087)		5,613,350

Asset-Backed Securities — 2.0%
SBA Small Business Investment Company, Series 2018-10A, Class 1 3.19%, 3/10/2028	917,723	902,760
SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/10/2028	1,361,031	1,341,117
Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	969,266	966,739

Total Asset-Backed Securities (Cost $3,275,847)		3,210,616

U.S. Government Agency Obligation — 0.4%

FHLMC MTN 2.00%, 10/29/2040	1,000,000	694,765

Total U.S. Government Agency Obligations (Cost $1,000,000)		694,765

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stock — 0.4%

ENERGY — 0.1%
Unit Corp (e)	2,231	112,978

FINANCIALS — 0.0%
Oaktree Specialty Lending Corp.	1	4

REAL ESTATE — 0.3%
Creative Media & Community Trust, REIT	69,150	490,965
Orion Office Inc, REIT	726	7,961
Realty Income, REIT	1	42

		498,968

Total Common Stock (Cost $513,574)		611,950

Total Investments - 99.0%		162,308,594

(Cost $183,055,466)
Other Assets & Liabilities, Net - 1.0%		1,638,363

Net Assets - 100.0%		163,946,957

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2022, these securities amounted to $6,910,353 or 4.2% of Net Assets of the Fund.

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Perpetual security with no stated maturity date.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Non-income producing security.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

RB — Revenue Bond

TA — Tax Allocation

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$88,342,605	$—	$88,342,605
Mortgage-Backed Securities	—	28,607,389	—	28,607,389
Preferred Stock	16,199,195	—	—	16,199,195
U.S. Treasury Obligations	4,937,265	7,454,100	—	12,391,365
Registered Investment Companies	6,637,359	—	—	6,637,359
Municipal Bonds	—	5,613,350	—	5,613,350
Asset-Backed Securities	—	3,210,616	—	3,210,616
U.S. Government Agency Obligation	—	694,765	—	694,765
Common Stock	611,950	—	—	611,950

Total Investments in Securities	$28,385,769	$133,922,825	$—	$162,308,594

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stock — 42.3%
COMMUNICATION SERVICES — 16.0%
Activision Blizzard	26,500	2,063,290
Alphabet, Inc., Class A (a)	581	1,266,150
Alphabet, Inc., Class C (a)	193	422,178
Liberty Broadband, Class C (a)	1	65
Liberty Media Corp.-Liberty Formula One, Class A (a)	61,500	3,565,155
Madison Square Garden Entertainment (a)	87,395	4,598,725
META Platforms, Inc., Class A (a)	5,850	943,312
Walt Disney Co. (a)	28,300	2,671,520

		15,530,395

CONSUMER DISCRETIONARY — 5.4%
Amazon.com, Inc. (a)	11,200	1,189,552
Domino’s Pizza	1,300	506,623
MGM Resorts International	25,500	738,225
NIKE, Inc., Class B	4,235	432,817
Tandy Leather Factory (a)	484,782	2,312,410

		5,179,627

CONSUMER STAPLES — 2.2%
Altria Group	17,000	710,090
Philip Morris International, Inc.	14,400	1,421,856

		2,131,946

ENERGY — 7.6%
Texas Pacific Land	4,370	6,502,647
Unit Corp (a)	17,295	875,819
Windrock	23	13,340

		7,391,806

FINANCIALS — 4.6%
Aon, Class A	3,015	813,086
Berkshire Hathaway, Inc., Class B (a)	5,055	1,380,116
JPMorgan Chase	20,025	2,255,015

		4,448,217

HEALTHCARE — 1.2%
Edwards Lifesciences Corp. (a)	6,000	570,540
Intuitive Surgical, Inc. (a)	2,750	551,952
Zimvie (a)	1	8

		1,122,500

MATERIALS — 2.3%
Compass Minerals International, Inc.	30,468	1,078,263
Keweenaw Land Association Ltd. (a)	52,595	1,130,792

		2,209,055

REAL ESTATE — 3.0%
Creative Media & Community Trust, REIT	149,684	1,062,757
CTO Realty Growth, REIT	24,878	1,520,543
Equity LifeStyle Properties, REIT	4,755	335,085

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stock (continued)
REAL ESTATE (continued)
Orion Office Inc, REIT	1	9

		2,918,394

Total Common Stock (Cost $39,501,294)		40,931,940

Foreign Common Stock — 31.4%
CANADA — 5.2%
Brookfield Asset Management Reinsurance Partners, Class A	1	22
Brookfield Asset Management, Inc., Class A	53,368	2,373,275
Canadian Pacific Railway	21,300	1,487,592
GreenFirst Forest Products (a)	235,000	296,949
PrairieSky Royalty Ltd.	68,000	854,514

		5,012,352

FRANCE — 14.2%
Bollore SA	1,239,539	5,727,748
Cie de L’Odet	2,491	2,812,541
Cie du Cambodge	1	5,698
Financiere Moncey	1	6,220
Lagardere	56,543	970,038
LVMH Moet Hennessy Louis Vuitton ADR	7,150	873,873
Societe Industrielle et Financiere de l’Artois	1	5,060
Vivendi SA	243,210	2,465,332
Vivendi SA ADR	84,525	854,548

		13,721,058

GERMANY — 0.9%
Bayer, Inc. ADR	61,000	907,070

IRELAND — 0.6%
AerCap Holdings (a)	15,800	646,852

JAPAN — 3.4%
Nintendo Co, Ltd.	1,600	691,090
Nintendo Co, Ltd. ADR	5,250	282,555
Sony Group ADR	28,300	2,314,091

		3,287,736

MEXICO — 2.8%
Becle	1,252,214	2,693,013

NETHERLANDS — 3.5%
EXOR	54,850	3,410,743

UNITED KINGDOM — 0.8%
Coca-Cola Europacific Partners	15,000	774,150

Total Foreign Common Stock (Cost $32,627,546)		30,452,974

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations — 9.6%
COMMUNICATION SERVICES — 1.2%
iHeartCommunications, Inc. 6.38%, 05/01/26	545	505
8.38%, 05/01/27	132	105
Lumen Technologies 7.50%, 04/01/24	722,000	712,072
Sky 3.13%, 11/26/22 (b)	250,000	250,101
Vodafone Group 2.50%, 09/26/22	162,000	161,801
Walt Disney 3.00%, 09/15/22 (b)	16,000	16,019

		1,140,603

CONSUMER DISCRETIONARY — 2.3%
7-Eleven 0.63%, 02/10/23 (b)	795,000	779,558
Hyundai Capital America 1.15%, 11/10/22 (b)	270,000	268,068
5.75%, 04/06/23 (b)	25,000	25,373
Nissan Motor Acceptance MTN 2.65%, 07/13/22 (b)	683,000	682,891
Toll Brothers Finance 4.38%, 04/15/23	182,000	181,672
Volkswagen Group of America Finance 2.70%, 09/26/22 (b)	250,000	249,608

		2,187,170

CONSUMER STAPLES — 0.9%
BAT Capital 2.76%, 08/15/22	894,000	892,838

ENERGY — 0.1%
Kinder Morgan, Inc. 5.63%, 11/15/23 (b)	42,000	42,764
Williams 3.70%, 01/15/23	59,000	59,094

		101,858

FINANCIALS — 1.5%
Bank of America
ICE LIBOR USD 3 Month + 4.174%, 6.50% (c)(d)	340,000	336,729
Charles Schwab 2.65%, 01/25/23	201,000	200,440
ICE LIBOR USD 3 Month + 4.820%, 6.11% (c)(d)	100,000	99,625
JPMorgan Chase & Co
ICE LIBOR USD 3 Month + 3.470%, 4.71% (c)(d)	181,000	171,588
Prudential Financial, Inc.
ICE LIBOR USD 3 Month + 3.920%, 5.63%, 06/15/43 (c)	500,000	487,475

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
Swiss Re Treasury US 2.88%, 12/06/22 (b)	200,000	199,675

		1,495,532

HEALTH CARE — 1.6%
AbbVie 3.25%, 10/01/22	195,000	195,000
Aetna 2.75%, 11/15/22	536,000	535,380
Allergan Finance 3.25%, 10/01/22	785,000	785,000
Allergan, Inc. 2.80%, 03/15/23	61,000	60,560

		1,575,940

INFORMATION TECHNOLOGY — 0.1%
Advanced Micro Devices 7.50%, 08/15/22	38,000	38,220

REAL ESTATE — 0.0%
American Tower 3.00%, 06/15/23	26,000	25,724

UTILITIES — 1.9%
Dominion Energy 2.45%, 01/15/23 (b)	300,000	298,168
Duke Energy Carolinas 2.50%, 03/15/23	480,000	478,222
Edison International 3.13%, 11/15/22	226,000	225,621
Public Service Enterprise Group 2.65%, 11/15/22	425,000	424,648
Virginia Electric and Power 2.75%, 03/15/23	200,000	198,677
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 3.52%, 05/15/67 (c)	250,000	192,983

		1,818,319

Total Corporate Obligations (Cost $9,459,980)		9,276,204

U.S. Treasury Obligations — 6.3%
U.S. Treasury Bill 1.19%, 9/8/2022 (e)	2,250,000	2,243,353

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)/Shares	Value ($)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes 0.25%, 4/15/2023	2,000,000	1,959,766
0.38%, 4/15/2024	2,000,000	1,909,219

Total U.S. Treasury Obligations
(Cost $6,148,404)		6,112,338

Preferred Stock — 3.3%

COMMUNICATION SERVICES — 0.6%
Liberty Broadband 7.00% (d)	4,500	116,865
Telephone and Data Systems 6.00% (d)	27,000	497,070

		613,935

ENERGY — 0.2%
Energy Transfer 7.38% (c)(d)	9,850	217,193

FINANCIALS — 1.0%
Bank of America 7.25% (a)(d)	635	764,857
RiverNorth DoubleLine Strategic Opportunity Fund I 4.38% (d)	4,000	76,124
Wells Fargo 5.85% (c)(d)	3,200	75,968

		916,949

REAL ESTATE — 1.5%
CTO Realty Growth, REIT 6.38% (d)	56,847	1,306,344
Equity Commonwealth, REIT 6.50% (a)(d)	4,000	104,222
Rexford Industrial Realty, REIT 5.88% (d)	900	22,365

		1,432,931

Total Preferred Stock
(Cost $3,569,260)		3,181,008

Special Purpose Acquisition Companies — 2.4%

Liberty Media Acquisition (a)	50,000	496,000

Liberty Media Acquisition, Class A (a)	95,000	934,800

Pershing Square Tontine Holdings, Class A (a)	42,443	847,587

		2,278,387

Total Special Purpose Acquisition Companies
(Cost $2,309,499)		2,278,387

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

	Shares/Principal Amount ($)	Value ($)
Registered Investment Companies — 1.4%
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	20,000	381,200
DoubleLine Opportunistic Credit Fund	26,409	411,452
TCW Strategic Income Fund	113,450	547,964

Total Registered Investment Companies
(Cost $1,513,833)		1,340,616

Mortgage-Backed Securities — 0.7%
AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLMC 5.00%, 06/01/41	23,849	25,056
FNMA 3.00%, 02/01/43 to 06/01/43 (f)	223,374	213,421
3.50%, 11/01/42 to 02/01/43 (f)	100,335	98,924
4.00%, 02/01/44	26,117	26,302
4.50%, 02/01/40 to 01/01/41 (f)	51,148	52,806
5.00%, 06/01/41	29,657	31,128
FNMA, Series 2012-93, Class SW 4.48%, 09/25/42 (c)(g)	17,612	2,670
FNMA, Series 2004-354, Class 1 0.00%, 12/25/34 (h)	1,776	1,622
GNMA 3.00%, 04/20/43 to 06/20/43 (f)	42,078	40,351
3.50%, 05/20/43	43,423	43,114
4.00%, 01/20/41 to 04/20/43 (f)	48,080	48,799
4.50%, 05/20/40 to 03/20/41 (f)	16,822	17,514

		601,707

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C 5.05%, 01/15/47 (c)	60,000	58,099
WFRBS Commercial Mortgage Trust, Series 2014-LC14,
Class AS 4.35%, 03/15/47 (c)	40,000	39,588

		97,687

Total Mortgage-Backed Securities
(Cost $742,963)		699,394

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

	Principal Amount ($)/Number of Warrants	Value ($)
Asset-Backed Security — 0.0%
Bear Stearns Asset-Backed Securities Trust, Series 2003- ABF1, Class A
ICE LIBOR USD 1 Month + 0.740%, 1.99%, 1/25/2034 (c)	1	1

Total Asset-Backed Securities
(Cost $1)		1

Warrants — 0.0%
Pershing Square Tontine Holdings, Expires 07/27/2025 (a) .	1	—

Total Warrants
(Cost $3)		—

Total Investments - 97.4%		94,272,862

(Cost $95,872,783)
Other Assets & Liabilities, Net - 2.6%		2,559,521

Net Assets - 100.0%		96,832,383

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2022, these securities amounted to $2,812,225 or 2.9% of Net Assets of the Fund.

(c)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)	Perpetual security with no stated maturity date.
(e)	Interest rate represents the security’s effective yield at the time of purchase.
(f)	Securities are grouped by coupon and represent a range of maturities.
(g)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2022 (Unaudited)

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

REIT — Real Estate Investment Trust

USD — U.S. Dollar

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,931,940	$—	$—	$40,931,940
Foreign Common Stock	30,452,974	—	—	30,452,974
Corporate Obligations	—	9,276,204	—	9,276,204
U.S. Treasury Obligations	—	6,112,338	—	6,112,338
Preferred Stock	3,181,008	—	—	3,181,008
Special Purpose Acquisition Companies	2,278,387	—	—	2,278,387
Registered Investment Companies	1,340,616	—	—	1,340,616
Mortgage-Backed Securities	—	699,394	—	699,394
Asset-Backed Security	—	1	—	1
Warrants	—	—	—	—

Total Investments in Securities	$78,184,925	$16,087,937	$—	$94,272,862

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

BRK-QH-001-0400